Schedule of Investments (unaudited)	iShares® Biotechnology ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 74.6%
2seventy bio Inc.(a)	1	$26
4D Molecular Therapeutics Inc.(a)	197,360	4,330,078
89bio Inc.(a)(b)	104,846	1,370,337
Abcam PLC, SP ADR(a)(b)	1,150,307	27,089,730
AC Immune SA(a)(b)	245,718	1,216,304
ACADIA Pharmaceuticals Inc.(a)(b)	1,245,672	29,073,984
Achilles Therapeutics PLC, ADR(a)	195,424	979,074
Acumen Pharmaceuticals Inc.(a)	191,084	1,291,728
Adaptimmune Therapeutics PLC, ADR(a)(b)	688,314	2,581,178
ADC Therapeutics SA(a)(b)	293,857	5,935,911
Adicet Bio Inc.(a)	193,589	3,385,872
ADMA Biologics Inc.(a)(b)	1,489,897	2,100,755
Adverum Biotechnologies Inc.(a)(b)	715,719	1,259,665
Aeglea BioTherapeutics Inc.(a)	330,711	1,570,877
Aerovate Therapeutics Inc.(a)(b)	132,003	1,556,315
Affimed NV(a)	863,043	4,763,997
Agios Pharmaceuticals Inc.(a)(b)	419,793	13,798,596
Akebia Therapeutics Inc.(a)(b)	1,298,568	2,934,764
Akero Therapeutics Inc.(a)(b)	170,261	3,601,020
Akouos Inc.(a)	150,996	1,283,466
Alector Inc.(a)(b)	453,183	9,358,229
Alexion Pharmaceuticals Inc.(a)(b)(c)	4,112	1,892
Aligos Therapeutics Inc.(a)	202,528	2,404,007
Alkermes PLC(a)	1,244,537	28,947,931
Allakos Inc.(a)(b)	266,832	2,612,285
Allogene Therapeutics Inc.(a)(b)	516,378	7,704,360
Allovir Inc.(a)	232,082	3,003,141
Alnylam Pharmaceuticals Inc.(a)(b)	920,504	156,099,068
Alpine Immune Sciences Inc.(a)	105,239	1,457,560
Altimmune Inc.(a)(b)	260,550	2,386,638
ALX Oncology Holdings Inc.(a)(b)	154,459	3,319,324
Amgen Inc.	4,029,043	906,413,804
Amicus Therapeutics Inc.(a)(b)	2,117,947	24,462,288
AnaptysBio Inc.(a)	195,062	6,778,404
Anavex Life Sciences Corp.(a)	571,631	9,912,082
Annexon Inc.(a)(b)	218,828	2,514,334
Annovis Bio Inc.(a)(b)	42,823	752,828
Apellis Pharmaceuticals Inc.(a)(b)	600,261	28,380,340
Applied Molecular Transport Inc.(a)	193,012	2,698,308
Applied Therapeutics Inc.(a)(b)	115,117	1,030,297
Arbutus Biopharma Corp.(a)(b)	847,832	3,298,066
Arcturus Therapeutics Holdings Inc.(a)(b)	177,119	6,555,174
Arcus Biosciences Inc.(a)(b)	331,741	13,425,558
Arcutis Biotherapeutics Inc.(a)(b)	213,860	4,435,456
Arena Pharmaceuticals Inc.(a)	474,976	44,144,269
Argenx SE, ADR(a)(b)	255,525	89,482,300
Arrowhead Pharmaceuticals Inc.(a)(b)	751,179	49,803,168
Ascendis Pharma A/S, ADR(a)	278,710	37,494,856
Atara Biotherapeutics Inc.(a)(b)	660,820	10,414,523
Athenex Inc.(a)(b)	703,475	956,726
Aurinia Pharmaceuticals Inc.(a)(b)	876,224	20,039,243
Autolus Therapeutics PLC , ADR(a)(b)	343,778	1,784,208
Avidity Biosciences Inc.(a)	317,702	7,551,777
Avrobio Inc.(a)	302,870	1,166,050
Beam Therapeutics Inc.(a)(b)	415,934	33,145,780
BeiGene Ltd., ADR(a)(b)	511,544	138,592,616
BELLUS Health Inc.(a)(b)	525,639	4,231,394
Bicycle Therapeutics PLC, ADR(a)(b)	136,039	8,280,694
Security	Shares	Value

Biotechnology (continued)
BioAtla Inc.(a)(b)	223,616	$4,389,582
BioCryst Pharmaceuticals Inc.(a)(b)	1,376,280	19,061,478
Biogen Inc.(a)(b)	1,137,445	272,895,804
Biohaven Pharmaceutical Holding Co. Ltd.(a)	439,238	60,531,389
BioMarin Pharmaceutical Inc.(a)(b)	1,414,765	124,994,488
Biomea Fusion Inc.(a)	133,305	993,122
BioNTech SE, ADR(a)(b)	1,203,640	310,298,392
Black Diamond Therapeutics Inc.(a)(b)	185,879	990,735
Bluebird Bio Inc.(a)(b)	527,494	5,269,665
Blueprint Medicines Corp.(a)(b)	448,776	48,068,397
Bolt Biotherapeutics Inc.(a)(b)	159,686	782,461
Bridgebio Pharma Inc.(a)(b)	805,168	13,430,202
Brooklyn ImmunoTherapeutics Inc.(a)	182,204	759,791
Burning Rock Biotech Ltd., ADR(a)	426,488	4,064,431
C4 Therapeutics Inc.(a)	298,673	9,617,271
Cabaletta Bio Inc.(a)	175,077	663,542
Candel Therapeutics Inc.(a)(b)	77,020	602,296
CareDx Inc.(a)(b)	403,977	18,372,874
Caribou Biosciences Inc.(a)	367,095	5,539,464
Cellectis SA, ADR(a)(b)	225,627	1,832,091
CEL-SCI Corp.(a)(b)	320,890	2,278,319
Centessa Pharmaceuticals PLC, ADR(a)(b)	278,960	3,141,090
Century Therapeutics Inc.(a)(b)	137,856	2,186,396
ChemoCentryx Inc.(a)(b)	446,701	16,264,383
Chimerix Inc.(a)	605,136	3,891,024
Chinook Therapeutics Inc.(a)	263,505	4,297,767
Clovis Oncology Inc.(a)(b)	986,310	2,672,900
Codiak Biosciences Inc.(a)	104,954	1,169,188
Cogent Biosciences Inc.(a)	264,539	2,269,745
Coherus Biosciences Inc.(a)(b)	557,771	8,902,025
Compass Pathways PLC, ADR(a)(b)	206,740	4,568,954
Connect Biopharma Holdings Ltd.(a)(b)	287,905	1,482,711
Cortexyme Inc.(a)(b)	121,803	1,537,154
Crinetics Pharmaceuticals Inc.(a)(b)	293,596	8,341,062
CRISPR Therapeutics AG(a)(b)	541,882	41,063,818
Cullinan Oncology Inc.(a)	167,594	2,585,975
CureVac NV(a)(b)	419,976	14,409,377
Curis Inc.(a)	669,674	3,187,648
Cybin Inc.(a)(b)	848,107	1,017,728
Cyteir Therapeutics Inc.(a)	96,893	1,101,673
Cytokinetics Inc.(a)(b)	625,259	28,499,305
CytomX Therapeutics Inc.(a)	485,781	2,103,432
Day One Biopharmaceuticals Inc.(a)(b)	180,205	3,036,454
DBV Technologies SA, ADR(a)(b)	549,395	879,032
Decibel Therapeutics Inc.(a)(b)	73,973	343,974
Deciphera Pharmaceuticals Inc.(a)	295,154	2,883,655
Denali Therapeutics Inc.(a)	633,524	28,255,170
Design Therapeutics Inc.(a)(b)	219,161	4,692,237
Dyne Therapeutics Inc.(a)	216,759	2,577,265
Editas Medicine Inc.(a)(b)	532,381	14,134,716
Eiger BioPharmaceuticals Inc.(a)(b)	251,896	1,307,340
Emergent BioSolutions Inc.(a)(b)	378,378	16,448,092
Enanta Pharmaceuticals Inc.(a)(b)	138,675	10,370,116
Epizyme Inc.(a)	687,051	1,717,628
Erasca Inc.(a)(b)	520,061	8,102,550
Evelo Biosciences Inc.(a)	206,251	1,251,944
Exelixis Inc.(a)(b)	2,402,020	43,908,926
Fate Therapeutics Inc.(a)(b)	697,049	40,784,337
FibroGen Inc.(a)(b)	658,419	9,283,708
Forma Therapeutics Holdings Inc.(a)(b)	294,845	4,192,696

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Frequency Therapeutics Inc.(a)(b)	256,834	$1,317,558
G1 Therapeutics Inc.(a)(b)	254,718	2,600,671
Galapagos NV, ADR(a)(b)	326,380	17,993,329
Gamida Cell Ltd.(a)(b)	334,765	850,303
Generation Bio Co.(a)(b)	352,403	2,495,013
Genetron Holdings Ltd., ADR(a)(b)	413,256	2,520,862
Genmab A/S, ADR(a)(b)	3,295,999	130,389,720
Geron Corp.(a)(b)	2,344,500	2,860,290
Gilead Sciences Inc.	9,742,202	707,381,287
Global Blood Therapeutics Inc.(a)(b)	489,862	14,338,261
Gossamer Bio Inc.(a)(b)	428,076	4,841,540
Gracell Biotechnologies Inc.(a)(b)	288,063	1,739,901
Graphite Bio Inc.(a)	195,862	2,434,565
Grifols SA, ADR	1,309,250	14,702,877
Gritstone bio Inc.(a)(b)	437,376	5,624,655
Halozyme Therapeutics Inc.(a)(b)	1,081,614	43,491,699
Harpoon Therapeutics Inc.(a)(b)	146,955	1,109,510
Homology Medicines Inc.(a)(b)	304,803	1,109,483
Humacyte Inc.(a)(b)	378,466	2,743,879
Icosavax Inc.(a)	183,963	4,209,073
Ideaya Biosciences Inc.(a)	243,934	5,766,600
IGM Biosciences Inc.(a)	114,442	3,356,584
I-Mab, ADR(a)(b)	392,492	18,600,196
Imago Biosciences Inc.(a)(b)	145,367	3,446,652
Immuneering Corp., Class A(a)(b)	148,059	2,394,114
Immunic Inc.(a)(b)	144,925	1,386,932
ImmunityBio Inc.(a)(b)	584,157	3,551,675
ImmunoGen Inc.(a)	1,449,705	10,756,811
Immunovant Inc.(a)	313,669	2,672,460
Immutep Ltd., SP ADR(a)(b)	427,656	1,402,712
Impel Neuropharma Inc.(a)(b)	49,328	425,701
Incyte Corp.(a)(b)	1,701,493	124,889,586
Infinity Pharmaceuticals Inc.(a)	675,400	1,519,650
Inhibrx Inc.(a)	175,613	7,669,020
Innate Pharma SA, SP ADR(a)	396,073	1,814,014
Inovio Pharmaceuticals Inc.(a)(b)	1,605,616	8,012,024
Insmed Inc.(a)(b)	894,578	24,368,305
Instil Bio Inc.(a)	469,211	8,028,200
Intellia Therapeutics Inc.(a)(b)	519,709	61,450,392
Intercept Pharmaceuticals Inc.(a)(b)	188,071	3,063,677
Invitae Corp.(a)(b)	1,738,775	26,551,094
Ionis Pharmaceuticals Inc.(a)(b)	1,086,354	33,057,752
Iovance Biotherapeutics Inc.(a)(b)	1,061,679	20,267,452
Ironwood Pharmaceuticals Inc.(a)(b)	1,239,218	14,449,282
iTeos Therapeutics Inc.(a)	208,571	9,711,066
IVERIC bio Inc.(a)(b)	802,379	13,415,777
Janux Therapeutics Inc.(a)(b)	165,021	3,255,864
Jounce Therapeutics Inc.(a)	262,645	2,193,086
KalVista Pharmaceuticals Inc.(a)(b)	173,211	2,291,582
Kamada Ltd.(a)	207,044	1,362,350
Karuna Therapeutics Inc.(a)	167,316	21,918,396
Karyopharm Therapeutics Inc.(a)(b)	510,345	3,281,518
Keros Therapeutics Inc.(a)(b)	107,585	6,294,798
Kezar Life Sciences Inc.(a)	307,318	5,138,357
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	257,106	3,026,138
Kinnate Biopharma Inc.(a)	141,727	2,511,402
Kodiak Sciences Inc.(a)(b)	359,935	30,515,289
Kronos Bio Inc.(a)	282,138	3,834,255
Krystal Biotech Inc.(a)	125,013	8,744,659
Kura Oncology Inc.(a)(b)	478,219	6,695,066
Security	Shares	Value

Biotechnology (continued)
Kymera Therapeutics Inc.(a)	266,680	$16,931,513
Larimar Therapeutics Inc.(a)(b)	133,168	1,436,883
Leap Therapeutics Inc.(a)(b)	550,863	1,784,796
Legend Biotech Corp., ADR(a)(b)	711,611	33,168,189
Ligand Pharmaceuticals Inc.(a)(b)	123,980	19,149,951
Lineage Cell Therapeutics Inc.(a)(b)	1,302,721	3,191,666
Lyell Immunopharma Inc.(a)(b)	413,888	3,203,493
MacroGenics Inc.(a)(b)	460,182	7,385,921
Madrigal Pharmaceuticals Inc.(a)	88,936	7,536,437
Magenta Therapeutics Inc.(a)(b)	312,846	1,385,908
MannKind Corp.(a)(b)	1,833,762	8,013,540
Matinas BioPharma Holdings Inc.(a)(b)	1,610,652	1,626,759
MeiraGTx Holdings PLC(a)	247,739	5,881,324
Mereo Biopharma Group PLC, ADR(a)(b)	422,151	675,442
Mersana Therapeutics Inc.(a)	493,256	3,068,052
Merus NV(a)(b)	254,477	8,092,369
Mesoblast Ltd., SP ADR(a)(b)	649,802	3,119,050
Mirati Therapeutics Inc.(a)(b)	370,456	54,342,191
Mirum Pharmaceuticals Inc.(a)	130,010	2,073,660
Moderna Inc.(a)(b)	2,273,632	577,457,055
Molecular Templates Inc.(a)	322,766	1,265,243
Monte Rosa Therapeutics Inc.(a)(b)	228,489	4,665,745
Morphic Holding Inc.(a)	167,602	7,940,983
Mustang Bio Inc.(a)	580,858	964,224
Myovant Sciences Ltd.(a)(b)	314,864	4,902,432
Myriad Genetics Inc.(a)(b)	597,353	16,486,943
Natera Inc.(a)(b)	666,959	62,287,301
Neoleukin Therapeutics Inc.(a)	266,271	1,283,426
Neurocrine Biosciences Inc.(a)	718,720	61,213,382
NextCure Inc.(a)	127,215	763,290
Nkarta Inc.(a)	137,655	2,113,004
Novavax Inc.(a)(b)	583,277	83,449,440
Nurix Therapeutics Inc.(a)	269,557	7,803,675
Nuvalent Inc., Class A(a)(b)	280,577	5,342,186
ObsEva SA(a)(b)	467,918	931,157
Olema Pharmaceuticals Inc.(a)(b)	245,131	2,294,426
Omega Therapeutics Inc.(a)(b)	134,592	1,524,927
Oncocyte Corp.(a)	659,518	1,431,154
Oncorus Inc.(a)	123,941	653,169
OPKO Health Inc.(a)(b)	3,211,257	15,446,146
Orchard Therapeutics PLC, ADR(a)(b)	625,512	825,676
ORIC Pharmaceuticals Inc.(a)(b)	243,655	3,581,728
Ovid therapeutics Inc.(a)(b)	384,030	1,232,736
Oyster Point Pharma Inc.(a)(b)	84,791	1,548,284
Passage Bio Inc.(a)	227,963	1,447,565
PMV Pharmaceuticals Inc.(a)	213,928	4,941,737
Poseida Therapeutics Inc.(a)	265,045	1,804,956
Praxis Precision Medicines Inc.(a)	289,852	5,710,084
Precigen Inc.(a)(b)	769,901	2,856,333
Precision BioSciences Inc.(a)(b)	386,734	2,861,832
Prelude Therapeutics Inc.(a)(b)	126,241	1,571,700
Prometheus Biosciences Inc.(a)(b)	198,418	7,845,448
ProQR Therapeutics NV(a)(b)	383,721	3,073,605
Protagonist Therapeutics Inc.(a)	331,917	11,351,561
Prothena Corp. PLC(a)	351,482	17,363,211
PTC Therapeutics Inc.(a)(b)	535,593	21,332,669
Puma Biotechnology Inc.(a)	277,462	843,484
Radius Health Inc.(a)(b)	363,443	2,515,026
Rallybio Corp.(a)	107,598	1,026,485
RAPT Therapeutics Inc.(a)	184,612	6,780,799

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Recursion Pharmaceuticals Inc., Class A(a)(b)	646,144	$11,068,447
Regeneron Pharmaceuticals Inc.(a)	797,971	503,934,646
REGENXBIO Inc.(a)(b)	286,231	9,359,754
Relay Therapeutics Inc.(a)(b)	561,577	17,246,030
Repare Therapeutics Inc.(a)(b)	195,251	4,117,844
Replimune Group Inc.(a)(b)	227,333	6,160,724
REVOLUTION Medicines Inc.(a)(b)	447,152	11,254,816
Rhythm Pharmaceuticals Inc.(a)(b)	332,765	3,320,995
Rigel Pharmaceuticals Inc.(a)	1,323,768	3,507,985
Rocket Pharmaceuticals Inc.(a)(b)	474,943	10,368,006
Rubius Therapeutics Inc.(a)(b)	351,687	3,404,330
Sage Therapeutics Inc.(a)(b)	402,798	17,135,027
Sana Biotechnology Inc.(a)(b)	591,287	9,153,123
Sangamo Therapeutics Inc.(a)(b)	936,284	7,022,130
Sarepta Therapeutics Inc.(a)(b)	645,019	58,083,961
Scholar Rock Holding Corp.(a)(b)	219,556	5,453,771
Seagen Inc.(a)	1,405,127	217,232,634
Selecta Biosciences Inc.(a)(b)	638,611	2,081,872
Sensei Biotherapeutics Inc.(a)	129,975	753,855
Seres Therapeutics Inc.(a)(b)	538,984	4,489,737
Sesen Bio Inc.(a)	1,546,694	1,260,556
Shattuck Labs Inc.(a)	249,443	2,122,760
Silverback Therapeutics Inc.(a)	128,621	856,616
Solid Biosciences Inc.(a)(b)	649,452	1,136,541
Spectrum Pharmaceuticals Inc.(a)(b)	1,252,955	1,591,253
Spero Therapeutics Inc.(a)(b)	194,852	3,119,581
SpringWorks Therapeutics Inc.(a)	247,326	15,329,265
SQZ Biotechnologies Co.(a)	147,231	1,314,773
Stoke Therapeutics Inc.(a)	153,890	3,691,821
Summit Therapeutics Inc.(a)(b)	194,447	523,062
Surface Oncology Inc.(a)	290,819	1,390,115
Sutro Biopharma Inc.(a)	280,739	4,177,396
Syndax Pharmaceuticals Inc.(a)	334,717	7,326,955
Syros Pharmaceuticals Inc.(a)(b)	293,520	956,875
Talaris Therapeutics Inc.(a)(b)	125,604	1,920,485
Taysha Gene Therapies Inc.(a)	163,109	1,900,220
TCR2 Therapeutics Inc.(a)	223,543	1,041,710
Tenaya Therapeutics Inc.(a)(b)	203,525	3,856,799
Tiziana Life Sciences Ltd.(a)	30,619	29,394
Travere Therapeutics Inc.(a)	449,748	13,960,178
Turning Point Therapeutics Inc.(a)	334,828	15,971,296
Twist Bioscience Corp.(a)(b)	347,730	26,910,825
Ultragenyx Pharmaceutical Inc.(a)(b)	490,971	41,285,751
uniQure NV(a)(b)	296,018	6,139,413
United Therapeutics Corp.(a)	342,415	73,989,033
UroGen Pharma Ltd.(a)(b)	144,839	1,377,419
Vanda Pharmaceuticals Inc.(a)	416,290	6,531,590
Vaxcyte Inc.(a)(b)	232,981	5,542,618
Veracyte Inc.(a)(b)	543,665	22,398,998
Verastem Inc.(a)(b)	1,371,270	2,811,104
Vertex Pharmaceuticals Inc.(a)	1,965,715	431,671,014
Verve Therapeutics Inc.(a)(b)	211,193	7,786,686
Vir Biotechnology Inc.(a)(b)	543,315	22,748,599
Viracta Therapeutics Inc.(a)	219,935	802,763
Vor BioPharma Inc.(a)	193,604	2,249,678
Werewolf Therapeutics Inc.(a)	101,428	1,208,007
Xencor Inc.(a)(b)	453,025	18,175,363
Xenon Pharmaceuticals Inc.(a)(b)	379,149	11,844,615
Y-mAbs Therapeutics Inc.(a)	264,213	4,282,893
Zai Lab Ltd., ADR(a)(b)	472,614	29,703,790
Security	Shares	Value

Biotechnology (continued)
Zentalis Pharmaceuticals Inc.(a)(b)	315,446	$26,516,391
ZIOPHARM Oncology Inc.(a)(b)	1,510,084	1,645,992
Zymeworks Inc.(a)(b)	352,813	5,782,605
		7,400,140,464
Health Care Equipment & Supplies — 0.6%
Meridian Bioscience Inc.(a)(b)	331,605	6,764,742
Novocure Ltd.(a)(b)	693,238	52,048,309
		58,813,051
Health Care Providers & Services — 0.2%
Castle Biosciences Inc.(a)(b)	173,655	7,444,590
Fulgent Genetics Inc.(a)(b)	151,348	15,224,095
		22,668,685
Life Sciences Tools & Services — 22.5%
10X Genomics Inc., Class A(a)(b)	640,129	95,353,616
AbCellera Biologics Inc.(a)(b)	1,299,871	18,588,155
Absci Corp.(a)(b)	451,683	3,703,801
Adaptive Biotechnologies Corp.(a)(b)	1,082,562	30,376,690
Akoya Biosciences Inc.(a)	125,078	1,914,944
Alpha Teknova Inc.(a)	53,742	1,100,636
Berkeley Lights Inc.(a)(b)	374,444	6,807,392
Bio-Techne Corp.	301,551	156,004,394
Bruker Corp.	791,024	66,374,824
Charles River Laboratories International Inc.(a)(b)	386,175	145,503,016
Codex DNA Inc.(a)	67,245	726,246
Codexis Inc.(a)(b)	490,126	15,326,240
Compugen Ltd.(a)(b)	614,136	2,640,785
Cytek Biosciences Inc.(a)(b)	588,090	9,597,629
Fluidigm Corp.(a)	545,534	2,138,493
Harvard Bioscience Inc.(a)	282,518	1,991,752
Illumina Inc.(a)	1,096,675	417,219,037
IQVIA Holdings Inc.(a)	1,469,705	414,662,569
Maravai LifeSciences Holdings Inc., Class A(a)(b)	849,944	35,612,654
MaxCyte Inc.(a)(b)	611,508	6,231,266
Medpace Holdings Inc.(a)(b)	228,102	49,644,119
Mettler-Toledo International Inc.(a)	175,921	298,574,880
NanoString Technologies Inc.(a)(b)	345,988	14,611,073
Nautilus Biotechnology Inc.(a)(b)	264,656	1,370,918
Olink Holding AB, ADR(a)(b)	596,055	10,848,201
Pacific Biosciences of California Inc.(a)(b)	1,641,006	33,574,983
Personalis Inc.(a)(b)	277,497	3,959,882
Quanterix Corp.(a)(b)	254,439	10,788,214
Repligen Corp.(a)(b)	398,527	105,545,891
Seer Inc., Class A(a)(b)	260,319	5,937,876
Singular Genomics Systems Inc.(a)	271,555	3,139,176
Stevanato Group SpA(a)(b)	254,239	5,707,666
Syneos Health Inc., Class A(a)	803,147	82,467,134
Waters Corp.(a)	471,765	175,779,639
		2,233,823,791
Pharmaceuticals — 2.1%
Aclaris Therapeutics Inc.(a)(b)	367,206	5,339,175
Ampio Pharmaceuticals Inc.(a)	1,444,927	823,608
Arvinas Inc.(a)	339,190	27,861,067
ATAI Life Sciences NV(a)(b)	886,614	6,764,865
Atea Pharmaceuticals Inc.(a)(b)	482,195	4,310,823
Athira Pharma Inc.(a)	266,272	3,469,524
Axsome Therapeutics Inc.(a)(b)	229,076	8,654,491
Cara Therapeutics Inc.(a)	341,272	4,156,693
Clearside Biomedical Inc.(a)	368,470	1,013,293
Cymabay Therapeutics Inc.(a)	612,881	2,071,538

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Edgewise Therapeutics Inc.(a)(b)	188,812	$2,885,047
Fulcrum Therapeutics Inc.(a)	234,541	4,149,030
Ikena Oncology Inc.(a)	107,124	1,343,335
Intra-Cellular Therapies Inc.(a)(b)	567,327	29,693,895
KemPharm Inc.(a)	239,126	2,082,788
Landos Biopharma Inc.(a)	215,399	1,033,915
Marinus Pharmaceuticals Inc.(a)(b)	251,990	2,993,641
Nektar Therapeutics(a)(b)	1,419,765	19,181,025
NGM Biopharmaceuticals Inc.(a)	196,271	3,475,959
NRX Pharmaceuticals Inc.(a)(b)	202,599	968,423
Nuvation Bio Inc.(a)(b)	1,041,277	8,850,855
Phathom Pharmaceuticals Inc.(a)	140,229	2,758,305
Pliant Therapeutics Inc.(a)(b)	191,000	2,578,500
Provention Bio Inc.(a)(b)	414,226	2,327,950
Rain Therapeutics Inc.(a)	77,213	994,504
Rani Therapeutics Holdings Inc.(a)(b)	41,157	672,917
Reata Pharmaceuticals Inc., Class A(a)(b)	229,943	6,063,597
Redhill Biopharma Ltd., ADR (a)(b)	263,457	679,719
Relmada Therapeutics Inc.(a)(b)	122,376	2,757,131
Restorbio Inc., NVS(a)(c)	50,900	1
Revance Therapeutics Inc.(a)(b)	538,829	8,793,689
Roivant Sciences Ltd.(a)(b)	2,659,000	26,802,720
Terns Pharmaceuticals Inc.(a)	103,271	730,126
Theravance Biopharma Inc.(a)(b)	416,708	4,604,623
Tricida Inc.(a)(b)	244,084	2,333,443
Verrica Pharmaceuticals Inc.(a)(b)	102,591	939,734
WaVe Life Sciences Ltd.(a)	395,367	1,241,452
		205,401,401
Total Common Stocks — 100.0%
(Cost: $11,381,850,619)		9,920,847,392

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	726,754,158	726,972,184
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,430,000	$20,430,000
		747,402,184
Total Short-Term Investments — 7.5%
(Cost: $747,075,895)		747,402,184

Total Investments Before Investments Sold Short — 107.5%
(Cost: $12,128,926,514)		10,668,249,576

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(c)	(4,374)	(8,103)

Total Investments Sold Short
(Proceeds $(10,702))		(8,103)

Total Investments, Net of Investments Sold Short — 107.5%
(Cost: $12,128,915,812)		10,668,241,473

Other Assets, Less Liabilities — (7.5)%		(740,698,646)

Net Assets — 100.0%		$9,927,542,827

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,133,003,134	$—	$(405,778,522	)(a)	$101,852	$(354,280)	$726,972,184	726,754,158	$2,043,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,820,000	—	(4,390,000	)(a)	—	—	20,430,000	20,430,000	777		—
					$101,852	$(354,280)	$747,402,184		$2,044,398		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	20	03/18/22	$2,845	$92,459
Russell 2000 E-Mini Index	16	03/18/22	1,794	58,856
				$151,315

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,920,845,499	$—	$1,893	$9,920,847,392
Money Market Funds	747,402,184	—	—	747,402,184
Liabilities
Common Stocks	—	—	(8,103)	(8,103)
	$10,668,247,683	$—	$(6,210)	$10,668,241,473
Derivative financial instruments(a)
Assets
Futures Contracts	$151,315	$—	$—	$151,315

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares